Document and Entity Information	Apr. 18, 2024
Details
Registrant CIK	0001911545
Document Type	8-K
Document Period End Date	Apr. 18, 2024
Entity Registrant Name	HANRYU HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-41763
Entity Tax Identification Number	88-1368281
Entity Address, Address Line One	160, Yeouiseo-ro
Entity Address, Address Line Two	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	07231
City Area Code	82
Local Phone Number	2564-8588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false